Related-Party Transactions (Summary Of Transactions Between The Company And The Founding Members And Managing Member Included In Balance Sheet) (Detail) - USD ($) $ in Millions		Jun. 30, 2016		Dec. 31, 2015		Jan. 01, 2015		Dec. 26, 2013
Related Party Transaction [Line Items]
Current portion of notes receivable - founding members		$ 4.2	[1]	$ 4.2	[1],[2]	$ 4.2	[2]
Long-term notes receivable, net of current portion - founding members		12.5	[1]	12.5	[1],[2]	16.6	[2]
Interest receivable on notes receivable (included in	[1]	0.4
Prepaid administrative fees to managing member		0.7	[3]	0.7	[3],[4]	0.7	[4]
Common unit adjustments and integration payments, net of amortization (included in Intangible assets)		574.8		566.7		488.6		$ 492.0
Common Unit Adjustments And Integration Payments [Member]
Related Party Transaction [Line Items]
Common unit adjustments and integration payments, net of amortization (included in Intangible assets)		$ 544.0	[5]	$ 535.9	[5]	$ 458.3

[1]	Refer to the discussion of notes receivable from the founding members above.
[2]	Refer to discussion of Fathom sale in Note 2-Divestiture.
[3]	The payments to NCM, Inc. for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll, accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[4]	The payments for estimated management services related to employment are made one month in advance. NCM LLC also provides administrative and support services to NCM, Inc. such as office facilities, equipment, supplies, payroll and accounting and financial reporting at no charge. Based on the limited activities of NCM, Inc. as a standalone entity, the Company does not believe such unreimbursed costs are significant.
[5]	Refer to Note 2-Intangible Assets for further information on common unit adjustments and integration payments.